VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment [Table Text Block]

(in thousands of $)	2014	2013
Cost	1,952,390	1,665,039
Accumulated depreciation	(451,220)	(383,448)
Net book value	1,501,170	1,281,591